Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Chanson International Holding and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated balance sheets of the Company as of December 31, 2025 and 2024, and the consolidated results of its operations and comprehensive income (loss), changes in shareholders’ equity and its cash flows each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).